Consolidated Statement Of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statement of Comprehensive Income (Loss)
Net income (loss)	$ 262,610	$ (147,292)	$ 166,821
Net change in accumulated other comprehensive income (loss)
Change in net unrealized gain (loss) on equity investments	(399)	341	51
Change in foreign currency translation adjustment	37	48	(34)
Change related to retirement plan
Net actuarial gains (losses)	866	10,990	13,345
Prior service cost	(7,412)	2,057
Amortization of prior service cost	(2,988)	(3,644)	(3,605)
Amortization of unrecognized net loss	290	1,287	2,452
Total gains (losses) recognized in Comprehensive Income before income tax benefit (expense)	(9,244)	10,690	12,192
Change in deferred income taxes	3,509	(4,058)	(4,646)
Change related to retirement plan, net of tax	(5,735)	6,632	7,546
Net change in accumulated other comprehensive income (loss)	(6,097)	7,021	7,563
Comprehensive income (loss)	256,513	(140,271)	174,384
Less: Net income (loss) attributable to noncontrolling interest, net of tax	43,573	(10,937)	24,894
Comprehensive income (loss) attributable to TDS shareholders	$ 212,940	$ (129,334)	$ 149,490